Income Taxes (Schedule Of Deferred Tax Assets and Liabilities) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Allowance for loan losses		$ 948,828	$ 823,454	$ 933,688
Non-accrual interest		664,164	78,120	27,697
Impairment losses and expenses on other real estate owned		1,916,766	20,670
Director stock options		45,811	26,087	20,439
Deferred compensation plans		1,632,293	265,484	178,652
Net operating loss carryover		1,142,158
Fair value adjustments for acquired assets and liabilities		6,107,727
Investment impairment loss		48,320
Non-compete agreements		103,543
Deferred Tax Assets, Gross, Total		12,609,610	1,213,815	1,160,476
Deferred loan origination costs		407,813	310,450	292,879
Depreciation		1,346,627	460,012	448,738
Core deposit intangible		1,743,032
Defined benefit plan		406,501
Net unrealized gain on securities available for sale		915,669	177,802	240,285
Deferred Tax Liabilities, Gross, Total		4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance		7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	545,939
Net deferred tax asset		$ 7,244,029	$ 265,551	$ 178,574